Investments in associates and joint ventures - Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investments in associates and joint ventures
At 1 January	$ 268	$ 147
Additions	14	158
Share of after tax losses	(7)	(28)
Exchange and other adjustments	27	(9)
At 31 December	$ 302	$ 268